Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net earnings	$ 100.4	$ 105.6
Adjustments to reconcile to net cash from operating activities:
Depreciation of property, plant and equipment	61.1	33.9
Amortization of intangible assets	106.0	43.5
Share-based compensation expense	33.4	14.7
Finance income	(1.3)	(0.3)
Finance expense	73.3	28.0
Unrealized foreign exchange loss (gain)	(12.3)	7.2
Loss from early extinguishment of debt	23.0
Income tax expense (recovery)	(136.3)	23.9
Income taxes paid	(4.9)	(10.8)
Income taxes recovered	6.0	3.9
Changes in operating assets and liabilities	(42.5)	(119.2)
Cash provided by operating activities	205.9	130.4
Investing activities:
Purchase of property, plant and equipment	(49.7)	(39.6)
Purchase/development of intangible assets	(76.9)	(61.4)
Acquisition of DigitalGlobe, net of cash acquired	(2,273.0)
Disposal of short-term investments	4.2	0.1
Decrease in restricted cash	6.4	0.4
Interest received on short-term investments and others	1.3	0.3
Cash used in investing activities	(2,387.7)	(100.2)
Financing activities:
Issuance of long-term debt related to acquisition, net of financing fees	3,096.7
Repayment of revolving loan facility and other long-term debt	(425.9)	(100.8)
Interest paid on long-term debt	(40.5)	(30.1)
Proceeds from revolving securitization facility		123.2
Settlement of securitization liability, including interest	(21.8)	(3.4)
Repayment of interest free government assistance	(1.0)	(0.9)
Proceeds from issuance of common shares issued under employee share purchase plan	3.8	3.5
Share issuance costs	(2.5)
Payment of dividends	(47.4)	(40.9)
Cash provided by (used in) financing activities	2,205.1	(63.2)
Increase (decrease) in cash and cash equivalents	23.3	(33.0)
Effect of foreign exchange on cash and cash equivalents	(0.4)	(0.8)
Cash and cash equivalents, beginning of year	(3.8)	30.0
Cash and cash equivalents, end of year	19.1	(3.8)
2017 Term notes
Financing activities:
Repayment of Term Notes	(100.0)
2024 Term notes
Financing activities:
Repayment of Term Notes	$ (256.3)	$ (13.8)